BORROWED MONEY (Details 2) (USD $)	Sep. 30, 2014	Sep. 30, 2013
BORROWINGS FROM THE FEDERAL RESERVE BANK
Ability to borrow funds equal to percentage of total assets	35.00%
FHLB advances outstanding	$ 167,900,000	$ 78,000,000
Additional borrowing capacity available under the arrangement	63,700,000
Federal Reserve Bank Advances [Member]
BORROWINGS FROM THE FEDERAL RESERVE BANK
Additional borrowing capacity available under the arrangement	152,300,000
Federal Reserve Bank Advances [Member] | Commercial Loan [Member]
BORROWINGS FROM THE FEDERAL RESERVE BANK
Loans assigned as collateral	198,000,000
Outstanding borrowings	$ 0